File Nos. 33-13690
                                                                     811-5125

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

     Pre-Effective Amendment No.                                 [  ]


     Post-Effective Amendment No. 21                             [ X ]


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]


     Amendment No. 21                                            [ X ]



                     (Check appropriate box or boxes.)

                      DREYFUS VARIABLE INVESTMENT FUND
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)


     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                              200 Park Avenue
                          New York, New York 10166
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


      X   immediately upon filing pursuant to paragraph (b)
     ----

          on     (date)      pursuant to paragraph (b)
     ----
          60 days after filing pursuant to paragraph (a)(i)
     ----
          on     (date)      pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 27, 1997.
                      DREYFUS VARIABLE INVESTMENT FUND
               Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
Form N-1A     Caption                                       Page
_________     _______                                       ____

  1           Cover Page                                   Cover

  2           Synopsis                                       *

  3           Condensed Financial Information                4

  4           General Description of Registrant              12, 34

  5           Management of the Fund                         28

  5(a)        Management's Discussion of Fund's Performance  *

  6           Capital Stock and Other Securities             34

  7           Purchase of Securities Being Offered           32

  8           Redemption or Repurchase                       32

  9           Pending Legal Proceedings                      *


Items in
Part B of
Form N-1A
---------

  10          Cover Page                                     Cover

  11          Table of Contents                              Cover

  12          General Information and History                B-42

  13          Investment Objectives and Policies             B-2

  14          Management of the Fund                         B-20

  15          Control Persons and Principal                  B-24
              Holders of Securities

  16          Investment Advisory and Other                  B-26
              Services

____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.
                      DREYFUS VARIABLE INVESTMENT FUND
         Cross-Reference Sheet Pursuant to Rule 495(a) (continued)


Items in
Part B of
Form N-1A     Caption                                      Page
_________     _______                                      _____

  17          Brokerage Allocation                         B-36

  18          Capital Stock and Other Securities           B-40

  19          Purchase, Redemption and Pricing             B-32
              of Securities Being Offered

  20          Tax Status                                   *

  21          Underwriters                                 B-32

  22          Calculations of Performance Data             B-38

  23          Financial Statements                         B-51


Items in
Part C of
Form N-1A
_________

  24          Financial Statements and Exhibits            C-1

  25          Persons Controlled by or Under               C-5
              Common Control with Registrant

  26          Number of Holders of Securities              C-5

  27          Indemnification                              C-5

  28          Business and Other Connections of            C-6
              Investment Adviser

  29          Principal Underwriters                       C-11

  30          Location of Accounts and Records             C-14

  31          Management Services                          C-14

  32          Undertakings                                 C-14

_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.


Part A and Part B are incorporated by reference to Post-Effective Amendment No. 20, filed on September 29, 1997.



                      DREYFUS VARIABLE INVESTMENT FUND

                         PART C. OTHER INFORMATION
                           _________________________

Item 24.  Financial Statements and Exhibits. - List
_______   _________________________________________

          (a)  Financial Statements:

               Included in Part A of the Registration Statement

                         Condensed Financial Information--for the period May
               1, 1997 (commencement of operations) to August 31, 1997 (Unaudited). Balanced Portfolio.

                         Condensed Financial Information--for the period
               from April 30, 1997 (commencement of operations) to August 31, 1997 (Unaudited). Limited Term High Income Portfolio.

                         Condensed Financial Information--for the period
               from April 30, 1996 (commencement of operations) to December 31, 1996; and for the six-month period ended June 30, 1997 (Unaudited). Disciplined Stock, Small Company Stock and International Value Portfolios.

                         Condensed Financial Information--for the period
               from April 5, 1993 (commencement of operations) to December 31, 1993; for each of the three years in the period ended December 31, 1996; and for the six-month period ended June 30, 1997 (Unaudited). Capital Appreciation Portfolio.

                         Condensed Financial Information--for the period
               from May 2, 1994 (commencement of operations) to December 31, 1994; for each of the two years in the period ended December 31, 1996; and for the six-month period ended June 30, 1997 (Unaudited). Growth and Income and International Equity Portfolios.

                         Condensed Financial Information--for the period
               from August 31, 1990 (commencement of operations) to December 31, 1990; for each of the six years in the period ended December 31, 1996; and for the six-month period ended June 30, 1997 (Unaudited). All Series except Balanced, Limited Term High Income, Capital Appreciation, Growth and Income, Disciplined Stock, Small Company Stock, International Equity and International Value Portfolios.

               Included in Part B of the Registration Statement

               Statement of Investments--August 31, 1997 (Unaudited). Balanced and Limited Term High Income Portfolios.

               Statement of Assets and Liabilities--August 31, 1997 (Unaudited). Balanced and Limited Term High Income
               Portfolios.

Item 24.  Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________

               Statement of Operations--for the period from May 1, 1997 to August 31, 1997 (Unaudited). Balanced Portfolio.

               Statement of Operations--for the period from April 30, 1997 to August 31, 1997 (Unaudited). Limited Term High Income Portfolio.
               Statement of Changes in Net Assets--for the period from May 1, 1997 to August 31, 1997 (Unaudited). Balanced Portfolio.

               Statement of Changes in Net Assets--for the period from April 30, 1997 to August 31, 1997 (Unaudited). Limited Term High Income Portfolio.

               Notes to Financial Statements--for the period from May 1, 1997 to August 31, 1997 (Unaudited). Balanced Portfolio.

               Notes to Financial Statements--for the period from April 30, 1997 to August 31, 1997 (Unaudited). Limited Term High Income Portfolio.

               The following are incorporated by reference to the each of the Series' Annual Report and Semi-Annual Report to shareholders:

               Statement of Investments--June 30, 1997 (Unaudited).  All
               Series.

               Statement of Investments--December 31, 1996 (Unaudited). All Series except Balanced and Limited Term High Income Portfolios.

               Statement of Assets and Liabilities--June 30, 1997
               (Unaudited).  All Series.

               Statement of Assets and Liabilities--December 31, 1996. All Series except Balanced and Limited Term High Income Portfolios.

               Statement of Operations--for the period May 1, 1997 (commencement of operations) to June 30, 1997 (Unaudited). Balanced Portfolio.

               Statement of Operations--for the period April 30, 1997 (commencement of operations) to June 30, 1997 (Unaudited). Limited Term High Income Portfolio.

               Statement of Operations--for the period from April 30, 1996 (commencement of operations) to December 31, 1996; and the six-month period ended June 30, 1997 (Unaudited).
               Disciplined Stock, International Value and Small Company Stock Portfolios.

               Statement of Operations--December 31, 1996; and the six-month period ended June 30, 1997 (Unaudited). All Series except Balanced, Limited Term High Income, Disciplined Stock, International Value and Small Company Stock Portfolios.


Item 24.  Financial Statements and Exhibits. - List (continued)
_______   _____________________________________________________

               Statement of Changes in Net Assets--for the period May 1, 1997 (commencement of operations) to June 30, 1997
               (Unaudited).  Balanced Portfolio.

               Statement of Changes in Net Assets--for the period from April 30, 1997 (commencement of operations) to June 30, 1997 Unaudited). Limited Term High Income Portfolio.

               Statement of Changes in Net Assets--for the period April 30, 1996 (commencement of operations) to December 31, 1996; and the six-month period June 30, 1997 (Unaudited). Disciplined Stock, Small Company Stock and International Value
               Portfolios.

               Statement of Changes in Net Assets--for each of the two years in the period ended December 31, 1996 and the six-month period June 30, 1997 (Unaudited). All Series except Balanced, Limited Term High Income, Disciplined Stock, Small Company Stock and International Value Portfolios.

               Notes to Financial Statements--for the period from May 1, 1997 (commencement of operations) to June 30, 1997
               (Unaudited).  Balanced Portfolio.

               Notes to Financial Statements--for the period from April 30, 1997 (commencement of operations) to June 30, 1997
               (Unaudited).  Limited Term High Income Portfolio.

               Notes to Financial Statements--for the period April 30, 1996 (commencement of operations) to December 31 1996; and the six-month period ended June 30, 1997 (Unaudited). Disciplined Stock, Small Company Stock and International Value
               Portfolios.

               Notes to Financial Statements--December 31, 1996 and the six-month period ended June 30, 1997 (Unaudited). All Series except Balanced, Limited Term High Income, Disciplined Stock, Small Company Stock and International Value Portfolios.

               Schedule III - Investment in Affiliates--December 31, 1996. Small Cap Portfolio.

               Reports of Ernst & Young LLP, Independent Auditors, dated January 29 and January 31, 1997. All Series except Balanced and Limited Term High Income Portfolios.

All other Schedules and financial statement information, for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission, are either omitted because they are not required under the related instructions, they are inapplicable, or the required information is presented in the financial statements or notes thereto which are included in Part B of the Registration Statement.

Item 24.  Financial Statements and Exhibits. - List (continued)
_______    _____________________________________________________


 (b)      Exhibits:

          (1) Registrant's Agreement and Declaration of Trust and Articles of Amendment thereto are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

          (2)  Registrant's By-Laws, as amended.

          (5)(a) Investment Advisory Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 18 to the Registration Statement on From N-1A, filed on April 17, 1997.

          (5)(b) Sub-Investment Advisory Agreement between the Registrant and Fayez Sarofim and Co. is incorporated by reference to Exhibit
          (5)(c) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

          (6) Distribution Agreement, as Revised, is incorporated by reference to Exhibit (6) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on April 17, 1997.

          (8)(a) Custody Agreement between the Fund and The Bank of New York is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

          (8)(b) Custody Agreement between the Fund and Mellon Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on October 25, 1996.

          (10) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 19, 1995.

          (11) Consent of Independent Auditors.

          (12) Financial Data Schedule.

          (16) Schedules of Computation of Performance Data are incorporated by reference to the Exhibit (16) of Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, filed on April 28, 1994.


          Other Exhibits
          ______________

                              (a)  Powers of Attorney and Certificates of
                    Secretary are incorporated by reference to Other Exhibits of Post-Effective Amendment Nos. 12, 15 and 18 to the Registration Statement on Form N-1A, filed on September 16, 1994, April 16, 1996, and April 17, 1997,
                    respectively.


Item 25.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 26.  Number of Holders of Securities.
_______   ________________________________

             (1)
        Title of Class
        ______________

        Shares of Beneficial Interest
        (Par value $.001)


                                                    (2)
                                            Number of Record Holders
                                            as of September 2, 1997
                                            ________________________

         Balanced Portfolio                                                3
         Capital Appreciation Portfolio
12
         Disciplined Stock Portfolio                                       3
         Growth and Income Portfolio
14
         International Equity Portfolio                                    2
         International Value Portfolio                                     3
         Limited Term High Income Portfolio                                3
         Money Market Portfolio                                            3
         Quality Bond Portfolio                                            6
         Small Cap Portfolio
14
         Small Company Stock Portfolio                                     3
         Special Value Portfolio                                           4
         Zero Coupon 2000 Portfolio                                        9

Item 27. Indemnification
_______  _______________

        The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to Item 27 of Part II of Pre-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on July 10, 1990.

        Reference is also made to the Distribution Agreement previously filed as Exhibit (6).

Item 28. Business and Other Connections of Investment Adviser.
_______  ____________________________________________________

             The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Item 28.        Business and Other Connections of Investment Adviser (continued)
________        ________________________________________________________________

                Officers and Directors of Investment Adviser
                ____________________________________________


Name and Position
with Dreyfus                    Other Businesses
_________________               ________________

MANDELL L. BERMAN               Real estate consultant and private investor
Director                                        29100 Northwestern Highway,
                                                Suite 370
                                                Southfield, Michigan 48034;
                                Past Chairman of the Board of Trustees:
                                                Skillman Foundation;
                                Member of The Board of Vintners Intl.

BURTON C. BORGELT               Chairman Emeritus of the Board and
Director                                Past Chairman, Chief Executive Officer
                                        and
                                        Director:
                                                Dentsply International, Inc.
                                                570 West College Avenue
                                                York, Pennsylvania 17405;
                                        Director:
                                                DeVlieg-Bullard, Inc.
                                                1 Gorham Island
                                                Westport, Connecticut 06880
                                                Mellon Bank Corporation***;
                                                Mellon Bank, N.A.***

FRANK V. CAHOUET                        Chairman of the Board, President and
Director                                Chief Executive Officer:
                                                Mellon Bank Corporation***;
                                                Mellon Bank, N.A.***;
                                        Director:
                                                Avery Dennison Corporation
                                                150 North Orange Grove Boulevard
                                                Pasadena, California 91103;
                                                Saint-Gobain Corporation
                                                750 East Swedesford Road
                                                Valley Forge, Pennsylvania
                                                19482;
                                                Teledyne, Inc.
                                                1901 Avenue of the Stars
                                                Los Angeles, California 90067

W. KEITH SMITH                  Chairman and Chief Executive Officer:
Chairman of the Board                           The Boston Company****;
                                Vice Chairman of the Board:
                                                Mellon Bank Corporation***;
                                                Mellon Bank, N.A.***;
                                Director:
                                                Dentsply International, Inc.
                                                570 West College Avenue
                                                York, Pennsylvania 17405

CHRISTOPHER M. CONDRON          Vice Chairman:
President, Chief                                Mellon Bank Corporation***;
Executive Officer,                              The Boston Company****;
Chief Operating                 Deputy Director:
Officer and a                                   Mellon Trust***;
Director                        Chief Executive Officer:
                                                The Boston Company Asset
                                                Management, Inc.****;
                                President:
                                                Boston Safe Deposit and Trust
                                                Company****

STEPHEN E. CANTER               Director:
Vice Chairman and                       The Dreyfus Trust Company++;
Chief Investment Officer,       Formerly, Chairman and Chief Executive Officer:
and a Director                          Kleinwort Benson Investment Management
                                                        Americas Inc.*

LAWRENCE S. KASH                Chairman, President and Chief
Vice Chairman-Distribution      Executive Officer:
and a Director                          The Boston Company Advisors, Inc.
                                                53 State Street
                                                Exchange Place
                                                Boston, Massachusetts 02109;
                                        Executive Vice President and Director:
                                                Dreyfus Service
                                                Organization, Inc.**;
                                        Director:
                                                Dreyfus America Fund+++;
                                                The Dreyfus Consumer Credit
                                                Corporation*;
                                                The Dreyfus Trust Company++;
                                                Dreyfus Service Corporation*;
                                                World Balanced Fund++++;
                                        President:
                                                The Boston Company****;
                                                Laurel Capital Advisors***;
                                                Boston Group Holdings, Inc.;
                                        Executive Vice President:
                                                Mellon Bank, N.A.***;
                                                Boston Safe Deposit and Trust
                                                Company****

WILLIAM T. SANDALLS, JR.        Director:
Senior Vice President and               Dreyfus Partnership Management, Inc.*;
Chief Financial Officer                 Seven Six Seven Agency, Inc.*;
                                President and Director:
                                        Lion Management, Inc.*;
                                Executive Vice President and Director:
                                        Dreyfus Service Organization, Inc.*;
                                Vice President, Chief Financial Officer and
                                Director:
                                                Dreyfus America Fund+++;
                                                World Balanced Fund++++;
                                Vice President and Director:
                                                The Dreyfus Consumer Credit
                                                Corporation*;
                                                The Truepenny Corporation*;
                                Treasurer, Financial Officer and Director:
                                                The Dreyfus Trust Company++;
                                Treasurer and Director:
                                                Dreyfus Management, Inc.*;
                                                Dreyfus Service Corporation*;
                                Formerly, President and Director:
                                                Sandalls & Co., Inc.

MARK N. JACOBS                  Vice President, Secretary and Director:
Vice President,                 Secretary:
General Counsel                         The Dreyfus Consumer Credit
and Secretary                           Corporation*;
                                        Dreyfus Management, Inc.*;
                                Assistant Secretary:
                                                Dreyfus Service Organization,
                                                Inc.**;
                                                Major Trading Corporation*;
                                                The Truepenny Corporation*

PATRICE M. KOZLOWSKI            None
Vice President-
Corporate Communications

MARY BETH LEIBIG                None
Vice President-
Human Resources


JEFFREY N. NACHMAN              President and Director:
Vice President-Mutual Fund                      Dreyfus Transfer, Inc.
Accounting                                      One American Express Plaza
                                                Providence, Rhode Island 02903

ANDREW S. WASSER                Vice President:
Vice President-Information                      Mellon Bank Corporation***
Services

WILLIAM V. HEALEY               President:
Assistant Secretary                             The Truepenny Corporation
                                Vice President and Director:
                                                 The Dreyfus Consumer Credit
                                                 Corporation
                                Secretary and Director:
                                                 Dreyfus Partnership Management
                                                 Inc.
                                Director:
                                                      The Dreyfus Trust Company
                                Assistant Secretary:
                                                        Dreyfus Service
                                                        Corporation
                                                        Dreyfus Investment
                                                        Advisors, Inc.
                                Assistant Clerk:
                                                        Dreyfus Insurance
                                                        Agency of Massachusetts,
                                                        Inc.







______________________________________

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is 69, Route `d'Esch, L-1470 Luxembourg.
++++ The address of the business so indicated is 69, Route `d'Esch, L-2953 Luxembourg.




Item 29.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1)        Comstock Partners Funds, Inc.
2)        Dreyfus A Bonds Plus, Inc.
3)        Dreyfus Appreciation Fund, Inc.
4)        Dreyfus Asset Allocation Fund, Inc.
5)        Dreyfus Balanced Fund, Inc.
6)        Dreyfus BASIC GNMA Fund
7)        Dreyfus BASIC Money Market Fund, Inc.
8)        Dreyfus BASIC Municipal Fund, Inc.
9)        Dreyfus BASIC U.S. Government Money Market Fund
10)       Dreyfus California Intermediate Municipal Bond Fund
11)       Dreyfus California Tax Exempt Bond Fund, Inc.
12)       Dreyfus California Tax Exempt Money Market Fund
13)       Dreyfus Cash Management
14)       Dreyfus Cash Management Plus, Inc.
15)       Dreyfus Connecticut Intermediate Municipal Bond Fund
16)       Dreyfus Connecticut Municipal Money Market Fund, Inc.
17)       Dreyfus Florida Intermediate Municipal Bond Fund
18)       Dreyfus Florida Municipal Money Market Fund
19)       The Dreyfus Fund Incorporated
20)       Dreyfus Global Bond Fund, Inc.
21)       Dreyfus Global Growth Fund
22)       Dreyfus GNMA Fund, Inc.
23)       Dreyfus Government Cash Management
24)       Dreyfus Growth and Income Fund, Inc.
25)       Dreyfus Growth and Value Funds, Inc.
26)       Dreyfus Growth Opportunity Fund, Inc.
27)       Dreyfus Income Funds
28)       Dreyfus Institutional Money Market Fund
29)       Dreyfus Institutional Short Term Treasury Fund
30)       Dreyfus Insured Municipal Bond Fund, Inc.
31)       Dreyfus Intermediate Municipal Bond Fund, Inc.
32)       Dreyfus International Funds, Inc.
33)       Dreyfus Investment Grade Bond Funds, Inc.
34)       The Dreyfus/Laurel Funds, Inc.
35)       The Dreyfus/Laurel Funds Trust
36)       The Dreyfus/Laurel Tax-Free Municipal Funds
37)       Dreyfus LifeTime Portfolios, Inc.
38)       Dreyfus Liquid Assets, Inc.
39)       Dreyfus Massachusetts Intermediate Municipal Bond Fund
40)       Dreyfus Massachusetts Municipal Money Market Fund
41)       Dreyfus Massachusetts Tax Exempt Bond Fund
42)       Dreyfus MidCap Index Fund
43)       Dreyfus Money Market Instruments, Inc.
44)       Dreyfus Municipal Bond Fund, Inc.
45)       Dreyfus Municipal Cash Management Plus
46)       Dreyfus Municipal Money Market Fund, Inc.
47)       Dreyfus New Jersey Intermediate Municipal Bond Fund
48)       Dreyfus New Jersey Municipal Bond Fund, Inc.
49)       Dreyfus New Jersey Municipal Money Market Fund, Inc.
50)       Dreyfus New Leaders Fund, Inc.
51)       Dreyfus New York Insured Tax Exempt Bond Fund
52)       Dreyfus New York Municipal Cash Management
53)       Dreyfus New York Tax Exempt Bond Fund, Inc.
54)       Dreyfus New York Tax Exempt Intermediate Bond Fund
55)       Dreyfus New York Tax Exempt Money Market Fund
56)       Dreyfus 100% U.S. Treasury Intermediate Term Fund
57)       Dreyfus 100% U.S. Treasury Long Term Fund
58)       Dreyfus 100% U.S. Treasury Money Market Fund
59)       Dreyfus 100% U.S. Treasury Short Term Fund
60)       Dreyfus Pennsylvania Intermediate Municipal Bond Fund
61)       Dreyfus Pennsylvania Municipal Money Market Fund
62)       Dreyfus Premier California Municipal Bond Fund
63)       Dreyfus Premier Equity Funds, Inc.
64)       Dreyfus Premier International Growth Fund, Inc.
65)       Dreyfus Premier GNMA Fund
66)       Dreyfus Premier Worldwide Growth Fund, Inc.
67)       Dreyfus Premier Insured Municipal Bond Fund
68)       Dreyfus Premier Municipal Bond Fund
69)       Dreyfus Premier New York Municipal Bond Fund
70)       Dreyfus Premier State Municipal Bond Fund
71)       Dreyfus Premier Value Fund
72)       Dreyfus S&P 500 Index Fund
73)       Dreyfus Short-Intermediate Government Fund
74)       Dreyfus Short-Intermediate Municipal Bond Fund
75)       The Dreyfus Socially Responsible Growth Fund, Inc.
76)       Dreyfus Stock Index Fund, Inc.
77)       Dreyfus Tax Exempt Cash Management
78)       The Dreyfus Third Century Fund, Inc.
79)       Dreyfus Treasury Cash Management
80)       Dreyfus Treasury Prime Cash Management
81)       Dreyfus Variable Investment Fund
82)       Dreyfus Worldwide Dollar Money Market Fund, Inc.
83)       General California Municipal Bond Fund, Inc.
84)       General California Municipal Money Market Fund
85)       General Government Securities Money Market Fund, Inc.
86)       General Money Market Fund, Inc.
87)       General Municipal Bond Fund, Inc.
88)       General Municipal Money Market Fund, Inc.
89)       General New York Municipal Bond Fund, Inc.
90)       General New York Municipal Money Market Fund





(b)
                                                             Positions and
Name and principal   Positions and offices with              offices with
business address     the Distributor                         Registrant
__________________   ___________________________             _____________

Marie E. Connolly+   Director, President, Chief              President and
                     Executive Officer and Compliance        Treasurer
                     Officer

Joseph F. Tower,III+ Director, Senior Vice President,        Vice President
                     Tresurer and Chief Financial Officer    and Assistant
                                                             Treasurer

Richard W. Ingram    Executive Vice President                Vice President
                                                             and Assistant
                                                             Treasurer

John E. Pelletier+   Senior Vice President, General          Vice President
                     Counsel, Secretary and Clerk            and Secretary

Elizabeth A. Keeley++ Vice President                         Vice President
                                                             and Assistant
                                                             Secretary

Mary A. Nelson+      Vice President                          Vice President
                                                             and Assistant
                                                             Treasurer

Paul Prescott+       Vice President                          None

Jean M. O'Leary+     Assistant Secretary and                 None
                     Assistant Clerk

William J. Nutt+     Director                                None




________________________________
 +  Principal business address is 60 State Street, Boston, Massachusetts
    02109.
++  Principal business address is 200 Park Avenue, New York, New York
    10166.
Item 30.   Location of Accounts and Records
           ________________________________

                 1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 2.  Mellon Bank, N.A.
                     One Mellon Bank Center
                     Pittsburgh, Pennsylvania 15258

                 3.  Dreyfus Transfer, Inc.
                     P.O. Box 9671
                     Providence, Rhode Island 02940-9671

                 4.  The Dreyfus Corporation
                     200 Park Avenue
                     New York, New York 10166

                 5.  Mellon Bank, N.A.
                     One Mellon Bank Center
                     Pittsburgh, PA 15258

Item 31.   Management Services
_______    ___________________

           Not Applicable

Item 32.   Undertakings
________   ____________

  (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

  (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.






                                 SIGNATURES
                                ---------------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 9th day of October, 1997.

               DREYFUS VARIABLE INVESTMENT FUND

          BY:  /s/Marie E. Connolly*
               ____________________________
               MARIE E. CONNOLLY, PRESIDENT


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signatures                        Title                     Date
___________________________   ______________________________     ___________


/s/Marie E. Connolly*          President and Treasurer (Principal  10/9/97
______________________________ Executive and Financial Officer)
Marie E. Connolly

/s/Joseph F. Tower*            Assistant Treasurer (Principal      10/9/97
______________________________ Accounting Officer)
Joseph F. Tower

/s/Joseph S. DiMartino*        Trustee                             10/9/97
______________________________
Joseph S. DiMartino

/s/David P. Feldman*           Trustee                             10/9/97
______________________________
David P. Feldman

/s/John M. Fraser, Jr.*        Trustee                             10/9/97
______________________________
John M. Fraser, Jr.

/s/Robert R. Glauber*          Trustee                             10/9/97
______________________________
Robert R. Glauber

/s/James  F. Henry*            Trustee                             10/9/97
______________________________
James F. Henry

/s/Rosalind Gersten Jacobs*    Trustee                             10/9/97
______________________________
Rosalind Gersten Jacobs

/s/Irving  Kristol*            Trustee                             10/9/97
______________________________
Irving Kristol

/s/Dr. Paul A. Marks*          Trustee                             10/9/97
______________________________
Dr. Paul A. Marks

/s/Dr. Martin Peretz*          Trustee                             10/9/97
______________________________
Dr. Martin Peretz

/s/Bert W. Wasserman*          Trustee                             10/9/97
______________________________
Bert W. Wasserman


*BY: Elizabeth A. Keeley
     __________________________
     Elizabeth A. Keeley,
     Attorney-in-Fact